Revenue - Summary of Tax Incentives Recorded in Revenue (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of revenue [Line Items]
Tax incentives - Revenue	$ 43,930	R$ 170,220	R$ 219,175	R$ 216,671
State of Pernambuco [member]
Disclosure of revenue [Line Items]
Tax incentives - Revenue	12,004	46,514	66,587	95,151
State of Minas Gerais [member]
Disclosure of revenue [Line Items]
Tax incentives - Revenue	$ 31,926	R$ 123,706	R$ 152,588	R$ 121,520